SUPPLEMENTAL QUARTERLY FINANCIAL DATA (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Operating revenues	$ 678,617	$ 968,721	$ 597,776	$ 732,675	$ 1,019,593	$ 947,895	$ 622,829	$ 673,287	$ 878,206	$ 1,727,129	$ 1,752,268	$ 3,318,765	$ 3,122,217	$ 3,328,861
Operating income	159,876	121,439	20,663	114,693	218,145	193,289	(2,184)	71,726	45,403	368,897	332,837	474,940	308,234	510,273
Net income (loss)	57,692	47,294	(36,470)	5,035	107,431	83,738	(37,899)	3,663	(19,191)	146,171	112,466	123,290	30,311	186,771
PUGET SOUND ENERGY, INC.
Quarterly Financial Information [Line Items]
Operating revenues		969,070	597,776	733,364	1,019,593	947,895	622,829	673,287	878,206			3,319,803	3,122,217	3,328,501
Operating income		116,029	17,198	107,380	190,436	180,374	(16,593)	48,794	(4,984)			431,043	207,591	383,135
Net income (loss)		$ 58,875	$ (9,107)	$ 50,913	$ 103,439	$ 93,421	$ (29,559)	$ 507	$ (38,274)			$ 204,120	$ 26,095	$ 159,252